PLUS TRUST

535 Fifth Avenue	C.E.O:	Mr. Ofer Abarbanel
New York City, NY	Telephone	+ 1 646-274-1300
Zip Code: 10017

REF: sf - 2016

Date: August 22, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23019

PLUS TRUST
(Exact Name of Registrant as Specified in Charter)

535 Fifth Avenue, 4th Floor
New York, New York 10017
(Address of Principal Executive Offices, including ZIP Code)

Ofer Abarbanel
535 Fifth Avenue, 4th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Registrant’s Telephone Number — (646) 274-1300

Date of fiscal year end: February 28
Date of reporting period: August 17, 2016

Plus Trust - 1-3 Month Enhanced Short Duration ETF (symbol: TBIL)

Proxy Voting Record relating to shareholder meetings held from August 17, 2015 through August 17, 2016:

The fund has not commenced operations or made any investments and did not conduct any proxy voting

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLUS TRUST

By:	/s/ Ofer Abarbanel
Ofer Abarbanel, CEO
Date: August 26, 2016